Principal activities and organization (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of VIE and its Subsidiaries Financial Results

Name of entity	Place of incorporation
Shanghai Jincheng Advertising Co., Ltd. (“Jincheng”)	PRC
Shaanxi Xinshichuang Advertising Co., Ltd. (“Xinshichuang”)	PRC
Beijing Wanshuizhiyuan Advertising Co., Ltd. (“Wanshuizhiyuan”)	PRC
Shenyang Jingli Advertising Co., Ltd. (“Shenyang Jingli”)	PRC
Qingdao Kaixiang Advertising Co., Ltd. (“Qingdao Kaixiang”)	PRC
Shanghai Haiya Advertising Co., Ltd. (“Haiya”)	PRC
Tianjin Shengshitongda Advertising Creativity Co., Ltd. (“Shengshitongda”)	PRC
Shanghai Botang Advertising Co., Ltd. (“Shanghai Botang”)	PRC
Ad-Icon Company Limited (“HK Ad-Icon”)	HKSAR
Changsha Jingli Advertising Co., Ltd. (“Changsha Jingli”)	PRC
Wenzhou Rigao Advertising Co., Ltd. (“Wenzhou Rigao”)	PRC
Wuxi Ruizhong Advertising Co., Ltd. (“Wuxi Ruizhong”)	PRC